Consolidated balance sheets - EUR (€)	Sep. 30, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	€ 1,754,052,000	€ 978,109,000
Trade accounts receivable, less allowance for doubtful accounts of 474,891 in 2017 and 482,461 in 2016	3,361,748,000	3,389,326,000
Accounts receivable from related parties	125,176,000	111,643,000
Inventories	1,453,747,000	1,290,779,000
Other current assets	838,926,000	604,450,000
Total current assets	7,533,649,000	6,374,307,000
Property, plant and equipment	3,725,043,000	3,491,771,000
Intangible assets	672,085,000	683,058,000
Goodwill	11,983,016,000	12,103,921,000
Deferred taxes assets	328,477,000	315,168,000
Investment in equity method investees	630,079,000	647,009,000
Other non-current assets	714,737,000	409,894,000
Total non-current assets	18,053,437,000	17,650,821,000
Total assets	25,587,086,000	24,025,128,000
Liabilities
Accounts payable	610,775,000	590,493,000
Accounts payable to related parties	194,108,000	147,349,000
Current provisions and other current liabilities	2,834,418,000	2,843,760,000
Short-term debt	1,209,708,000	760,279,000
Short-term debt from related parties	23,400,000	9,000,000
Current portion of long-term debt and capital lease obligations	1,096,425,000	883,535,000
Income tax payable	82,648,000	65,477,000
Total current liabilities	6,051,482,000	5,299,893,000
Long-term debt and capital lease obligations, less current portion	5,040,521,000	5,794,872,000
Non-current provisions and other noncurrent liabilities	914,587,000	975,645,000
Pension liabilities	517,407,000	530,559,000
Income tax payable	126,443,000	128,433,000
Deferred taxes liabilities	590,802,000	467,540,000
Total non-current liabilities	7,189,760,000	7,897,049,000
Total liabilities	13,241,242,000	13,196,942,000
Shareholders' equity
Ordinary shares, no par value, 1.00 nominal value, 385,913,972 shares authorized, 308,111,000 issued and 306,451,049 outstanding as of December 31, 2017 and 385,913,972 shares authorized, 307,221,791 issued and 306,221,840 outstanding as of December 31, 2016 respectively	308,936,000	308,111,000
Treasury stock, at cost	(146,152,000)	(108,931,000)
Additional paid-in capital	3,982,156,000	3,969,245,000
Retained earnings	8,409,476,000	7,137,255,000
Accumulated other comprehensive income (loss)	(1,337,934,000)	(1,485,578,000)
Total FMC-AG & Co. KGaA shareholders' equity	11,216,482,000	9,820,102,000
Noncontrolling interests	1,129,362,000	1,008,084,000
Total equity	12,345,844,000	10,828,186,000
Total liabilities and equity	€ 25,587,086,000	€ 24,025,128,000